FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details) - Currency risk $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
Disclosure of offsetting of financial liabilities [line items]
Derivative financial liabilities	$ 351,058,536
Financial liabilities net of assets and net of derivative contracts	4,095,112
Dollar
Disclosure of offsetting of financial liabilities [line items]
Gross financial assets subject to offsetting	$ 7,168,862
Percentage of US denominated financial liabilities with derivative cross currency swaps	100.00%
Public and Bank liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting	$ 358,227,398
Argentina | Public and Bank liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting	327,632
Chile | Public and Bank liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting	$ 357,899,766